Benefit Plans (Accumulated Other Comprehensive Income (Loss)) (Details) $ in Millions	Dec. 31, 2022 USD ($)
UNITED STATES
Accumulated Other Comprehensive Income (Loss)
Prior service cost	$ (3)
Unrecognized net actuarial loss	(20)
Total	(23)
Foreign Plan [Member]
Accumulated Other Comprehensive Income (Loss)
Prior service cost	3
Unrecognized net actuarial loss	(27)
Total	$ (24)